Share-Based Compensation (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	$ 2,170	$ 300	$ 99
Research and Development [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	38	217	62
General and Administrative [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	$ 2,132	$ 83	$ 37